Summary of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011	Jul. 13, 2013 2017 ABL Facility [Member]	Dec. 29, 2012 2017 ABL Facility [Member]	Dec. 31, 2011 2013 ABL Facility [Member]	Dec. 29, 2012 2017 Notes [Member]	Dec. 31, 2011 2015 Notes [Member]	Jul. 13, 2013 Other loans [Member]	Dec. 29, 2012 Other loans [Member]	Dec. 31, 2011 Other loans [Member]	Jul. 13, 2013 Mortgage note payable [Member]	Dec. 29, 2012 Mortgage note payable [Member]	Dec. 31, 2011 Mortgage note payable [Member]	Jul. 13, 2013 Holding One [Member]	Dec. 29, 2012 Holding One [Member]	Jul. 13, 2013 Holding Two [Member]	May 15, 2013 Holding Two [Member]
Long-term debt
Notes							$ 460,000	$ 350,000							$ 460,000	$ 460,000	$ 150,000
Discount on notes								(2,495)									(1,463)	(1,500)
ABL Facility				41,800	35,000	5,000
Other loans									2,000	2,011	2,219
Mortgage note payable												556	706	950
Total debt	652,893	497,717	355,674
Current portion	(2,271)	(2,271)	(434)
Total long-term debt	$ 650,622	$ 495,446	$ 355,240